FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2018
Fair value measurement [Abstract]
Disclosure of fair value measurement of liabilities
The following table shows the fair value hierarchy for financial assets and liabilities that are measured at fair value on a recurring basis at December 31, 2018 and 2017:

		At December 31, 2018
	Note	Level 1	Level 2	Level 3	Total
		(€ thousand)
Cash and cash equivalents		793,664	—	—	793,664
Investments and other financial assets - Liberty Media Shares	17	5,142	—	—	5,142
Current financial assets	20	—	6,788	—	6,788
Total assets		798,806	6,788	—	805,594
Other financial liabilities	20	—	11,342	—	11,342
Total liabilities		—	11,342	—	11,342

		At December 31, 2017
	Note	Level 1	Level 2	Level 3	Total
		(€ thousand)
Cash and cash equivalents		647,706	—	—	647,706
Investments and other financial assets - Liberty Media Shares	17	5,705	—	—	5,705
Current financial assets	20	—	11,686	—	11,686
Total assets		653,411	11,686	—	665,097
Other financial liabilities	20	—	1,444	—	1,444
Total liabilities		—	1,444	—	1,444

Disclosure of fair value measurement of assets
The following table shows the fair value hierarchy for financial assets and liabilities that are measured at fair value on a recurring basis at December 31, 2018 and 2017:

		At December 31, 2018
	Note	Level 1	Level 2	Level 3	Total
		(€ thousand)
Cash and cash equivalents		793,664	—	—	793,664
Investments and other financial assets - Liberty Media Shares	17	5,142	—	—	5,142
Current financial assets	20	—	6,788	—	6,788
Total assets		798,806	6,788	—	805,594
Other financial liabilities	20	—	11,342	—	11,342
Total liabilities		—	11,342	—	11,342

		At December 31, 2017
	Note	Level 1	Level 2	Level 3	Total
		(€ thousand)
Cash and cash equivalents		647,706	—	—	647,706
Investments and other financial assets - Liberty Media Shares	17	5,705	—	—	5,705
Current financial assets	20	—	11,686	—	11,686
Total assets		653,411	11,686	—	665,097
Other financial liabilities	20	—	1,444	—	1,444
Total liabilities		—	1,444	—	1,444

Disclosure of carrying amount and fair value of financial assets and liabilities
The following table represents carrying amount and fair value for the most relevant categories of financial assets and liabilities not measured at fair value on a recurring basis:

		At December 31,
		2018		2017
	Note	Carrying amount	Fair value	Carrying amount	Fair value
		(€ thousand)
Receivables from financing activities		878,496	878,496	732,947	732,947
Client financing		851,209	851,209	704,014	704,014
Dealer financing	19	27,287	27,287	28,933	28,933
Total		878,496	878,496	732,947	732,947

Debt	25	1,927,167	1,921,937	1,806,181	1,819,337